Debt - Additional Information (Details) € in Thousands, $ in Thousands			12 Months Ended
		Jun. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 28, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Term loan		$ 628,000								€ 435,000
Repayment of loans and borrowings			$ 148,919		$ 3,433,206	$ 361,991
Debt fee Captilization			21,724
Line of credit			75,000		50,000
Proceeds under line of credit			796,600		600,000	353,867
Repayment of line of credit			771,600		600,000	328,230
Voluntary prepayment			9,434
Principal Outstanding			2,658,023		2,794,108
Amortization expense on deferred debt issuance costs			126,628		165,827	164,788
Gain on loan note repurchase	[1]		11,534		0	0
Secured Notes
Debt Instrument [Line Items]
Debt instrument issued		400,000								435,000
Secured notes repurchased			43,200
Other income net			11,534
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit					50,000			$ 75,000
Interest Expense
Debt Instrument [Line Items]
Loss on extinguishment of debt		40,538
First Lien Term Loan
Debt Instrument [Line Items]
Repayment of loans and borrowings			416,700
Aggregate debt amount, borrowed		1,018,000								710,000
Second Lien Term Loan
Debt Instrument [Line Items]
Repayment of loans and borrowings			$ 250,000			250,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Term loan						1,540,000
Credit facility available balance						$ 225,000
Percentage of reporting date exceeds of total new revolving credit facility			40.00%	40.00%
First lien net leverage ratio, Description			First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0.	First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0.
New Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
First lien debt ratio			9.0	9.0
New Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
First lien debt ratio			1.0	1.0
EUR Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Repayment of loans and borrowings | €				€ 212,459			€ 212,459
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance		305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs			$ 24,474
Line of credit facility, amount outstanding			21,408		28,423
Repayment of line of credit			35,000
Debt instrument, principal payment			19,624
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan		$ 390,000			390,000
Debt issuance costs					16,765
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €									€ 275,000	€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit			$ 121,960		$ 171,392
Percentage of reporting date exceeds of total new revolving credit facility			40.00%	40.00%
First lien debt ratio, description			First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio			7.5	7.5
Letter of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio			1.0	1.0
Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €											€ 1,043,716
Repayment of loans and borrowings | €				€ 204,500
Secured notes repurchased			$ 13,845

[1]	Relates to gain on repurchases of the Company's debt (See Note 9).